Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,039,492.07

Principal:
Principal Collections	$26,496,727.07
Prepayments in Full	$13,603,117.85
Liquidation Proceeds	$691,737.22
Recoveries	$36,300.23
Sub Total	$40,827,882.37
Collections	$43,867,374.44

Purchase Amounts:
Purchase Amounts Related to Principal	$277,772.16
Purchase Amounts Related to Interest	$1,399.71
Sub Total	$279,171.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,146,546.31

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$44,146,546.31
Servicing Fee	$880,349.23	$880,349.23	$0.00	$0.00	$43,266,197.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,266,197.08
Interest - Class A-2 Notes	$135,329.31	$135,329.31	$0.00	$0.00	$43,130,867.77
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$42,685,314.44
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$42,548,151.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,548,151.44
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$42,470,418.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,470,418.52
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$42,413,592.52
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,413,592.52
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$42,341,244.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,341,244.60
Regular Principal Payment	$38,390,195.81	$38,390,195.81	$0.00	$0.00	$3,951,048.79
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,951,048.79
Residual Released to Depositor	$0.00	$3,951,048.79	$0.00	$0.00	$0.00
Total		$44,146,546.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$38,390,195.81
Total					$38,390,195.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$38,390,195.81	$75.57	$135,329.31	$0.27	$38,525,525.12	$75.84
Class A-3 Notes	$0.00	$0.00	$445,553.33	$0.88	$445,553.33	$0.88
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$38,390,195.81	$23.85	$924,952.48	$0.57	$39,315,148.29	$24.42

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$266,221,596.01	0.5240583	$227,831,400.20	0.4484870
Class A-3 Notes	$504,400,000.00	1.0000000	$504,400,000.00	1.0000000
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$986,621,596.01	0.6128465	$948,231,400.20	0.5890002

Pool Information
Weighted Average APR	3.466%	3.452%
Weighted Average Remaining Term	45.85	45.06
Number of Receivables Outstanding	56,767	55,515
Pool Balance	$1,056,419,076.03	$1,014,787,365.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$994,100,055.11	$955,085,383.64
Pool Factor	0.6312386	0.6063625

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$15,221,810.48
Yield Supplement Overcollateralization Amount	$59,701,981.72
Targeted Overcollateralization Amount	$66,555,965.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,555,965.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	12

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		153	$562,356.37
(Recoveries)		43	$36,300.23
Net Losses for Current Collection Period			$526,056.14
Cumulative Net Losses Last Collection Period			$2,591,652.08
Cumulative Net Losses for all Collection Periods			$3,117,708.22

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.09%	508	$11,074,947.86
61-90 Days Delinquent	0.15%	67	$1,563,355.29
91-120 Days Delinquent	0.02%	11	$222,428.08
Over 120 Days Delinquent	0.04%	16	$415,173.32
Total Delinquent Receivables	1.31%	602	$13,275,904.55

Repossession Inventory:
Repossessed in the Current Collection Period		37	$823,879.80
Total Repossessed Inventory		46	$1,029,259.66

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3844%
Prior Collection Period			0.3427%
Current Collection Period			0.6096%
Three Month Average			0.4456%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1460%
Prior Collection Period			0.1497%
Current Collection Period			0.1693%
Three Month Average			0.1550%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer